Net (loss) income per share and net (loss) income attributable to ordinary shareholders - Schedule of antidilutive securities excluded from computation of earnings per share (Details)	12 Months Ended
Dec. 31, 2021 shares
Restricted Stock Units (RSUs)
Antidilutive Securities
Restricted share units	321,378